Securities Sold Under Agreements to Repurchase - Schedule of Securities Sold Under Agreements to Repurchase (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Outstanding balance at year end	$ 28,925	$ 25,040	$ 21,613
Average balance during the year	$ 21,767	$ 20,086	$ 19,759
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$ 28,925	$ 25,040	$ 33,764
Weighted average interest rate at year end	0.10%	0.10%	0.10%